Grant revenue - ARENA grant (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Grant revenue
Deferred grant income	$ 0	$ 0
ARENA grant	$ 1,001